UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C. 20549

  			     FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment 		[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Madison Tyler Holdings, LLC
Address:	1540 2nd Street
		Suite 300
		Santa Monica, CA 90401

13F File Number:	28-12743

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:		Michael Gould
Title:		Co-Chief Executive Officer
Phone:		(310) 595-2339

Signature,Place,and Date of Signing:

  /s/ Michael Gould		Beverly Hills, California	 November 10, 2010
---------------------	        -------------------------	-----------------
    [Signature]			    [City, State]                     [Date]

Report Type (Check only one.):
			[ ]	13F HOLDINGS REPORT
			[X]	13F NOTICE
			[ ] 	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-12744		EWT, LLC
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